Appendix 3.2 Summary of Estimated Sales and Purchases of Energy and Capacity - Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	$ 73,759	$ 46,950
Non-current accounts receivable from related parties	26	32
Trade and other receivables, current	3,711,141	3,234,935
Trade and other non-current receivables	724,851	578,524
Current accounts payable to related parties	955,707	597,122
Non-current accounts payable to related parties	1,062,498	144,391
Trade and other accounts payable, current	4,912,130	4,093,576
Trade payables, non-current	2,689,067	2,061,475
Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties		31,286
Trade and other receivables, current	908,073	1,024,280
Total Asset Estimate	908,073	1,055,566
Current accounts payable to related parties		34,028
Trade and other accounts payable, current	892,092	1,241,783
Total Liability Estimate	892,092	1,275,811
Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	2	19
Trade and other receivables, current	18,177	28,153
Total Asset Estimate	18,179	28,172
Trade and other accounts payable, current	79,308	81,682
Total Liability Estimate	79,308	81,682
Colombia | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	142,970	139,254
Total Asset Estimate	142,970	139,254
Current accounts payable to related parties		677
Trade and other accounts payable, current	102,729	30,139
Total Liability Estimate	102,729	30,816
Colombia | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	3,069	11,961
Total Asset Estimate	3,069	11,961
Trade and other accounts payable, current	12,218	12,246
Total Liability Estimate	12,218	12,246
Peru | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	61,208	61,975
Total Asset Estimate	61,208	61,975
Trade and other accounts payable, current	37,500	52,233
Total Liability Estimate	37,500	52,233
Peru | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	10,318	12,240
Total Asset Estimate	10,318	12,240
Trade and other accounts payable, current	9,333	9,763
Total Liability Estimate	9,333	9,763
Argentina | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	88,248	77,421
Total Asset Estimate	88,248	77,421
Trade and other accounts payable, current	44,869	38,689
Total Liability Estimate	44,869	38,689
Brazil | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties		31,286
Trade and other receivables, current	585,845	745,630
Total Asset Estimate	585,845	776,916
Current accounts payable to related parties		33,351
Trade and other accounts payable, current	701,646	1,120,722
Total Liability Estimate	701,646	1,154,073
Brazil | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	2	19
Trade and other receivables, current	4,554	3,952
Total Asset Estimate	4,556	3,971
Trade and other accounts payable, current	54,772	59,673
Total Liability Estimate	54,772	59,673
Central America | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	29,802
Total Asset Estimate	29,802	0
Trade and other accounts payable, current	5,348
Total Liability Estimate	5,348
Central America | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	236
Total Asset Estimate	236	$ 0
Trade and other accounts payable, current	2,985
Total Liability Estimate	$ 2,985